Related Party Transactions and Party-In-Interest Transactions (Details) - EBP 005 - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Total investments	$ 13,396,586	$ 12,608,729
Notes receivable from participants	98,830	94,641
Medtronic plc Stock Fund and Medtronic ESOP Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Master trust purchases	12,002
Master trust sales	65,679
Total investments	$ 437,971	$ 464,350